Debt and Credit Facilities - Credit Facilities (Details) - CAD	Dec. 31, 2017	Nov. 30, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum borrowing capacity	CAD 4,850,000,000
Revolving syndicated credit facility, June 19, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum borrowing capacity	2,000,000,000.0	CAD 2,000,000,000.0
Borrowings	0		CAD 0
Revolving syndicated credit facility, March 9, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum borrowing capacity	CAD 2,000,000,000.0
Borrowings			CAD 0